Segment Reporting (Details Narrative) - Integer	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Segment Reporting [Abstract]
Number of operating segments	1
Number of reportable segments	1
Percentage of contribution	90.00%	90.00%	90.00%